Warrant liability	12 Months Ended
Dec. 31, 2019
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Warrant liability
21. Warrant liability

	Year ended December 31
	2017	2018	2019
At beginning of year	—	1,346	1,006
Issued during the year	1,292	376	131
Movement during the year	54	(716)	(1,006)

At December 31	1,346	1,006	131

At December 31, 2018, as part of the bank loan facility, the Company had issued 922,464 warrants (Note 19) to its lenders giving them the right to subscribe for ordinary shares at a range of exercise price between £2.31 and £3.30.
On May 3, 2019, the Company issued a further 321,444 warrants to its lenders giving them the right to subscribe for ordinary shares at an exercise price of £2.95. The fair value of the additional warrants on their grant date was £0.1 million.
At December 31, 2019, a total of 1,243,908 warrants are outstanding which are held by lenders of the bank loan facility. The warrants outstanding are equivalent to 1.27% of the ordinary share capital of the Company.
 The movement during the year ended December 31, 2019 of £1.0 million was mostly due to the decrease in the market price of ordinary shares (refer to table below).
The warrant instrument is classified as a financial liability as the terms of the instrument allow for a cashless exercise. At each balance sheet date, the fair value of the warrants will be assessed using the Black Scholes model considering appropriate amendments to inputs in respect of volatility and remaining expected life of the warrants.
The following table lists the weighted average inputs to the models used for the fair value of warrants granted during the year ended December 31:

	Year ended December 31
	2018	2019
Expected volatility (%)	65	67
Risk-free interest rate (%)	1.56	1.26
Expected life of share options (years)	10	10.0
Market price of ordinary shares (£)	2.31	0.83
Model used	Black Scholes	Black Scholes
Since there is no historical data in relation to the expected life of the warrants, the contractual life of the options was used in calculating the expense for the year.

Volatility was estimated by reference to the share price volatility of a group of comparable companies over a retrospective year equal to the expected life of the warrants.